UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)1

[1]

On June 22, 2020, BlackRock Muni New York Intermediate Duration Fund, Inc. (the “Non-Surviving Fund”) was merged into BlackRock New York Municipal Opportunities Fund, a series of BlackRock Multi-State Municipal Series Trust (Investment Company Act file no. 811-04375, CIK no. 0000774013) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 27, 2020.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21346
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Muni New York Intermediate Duration Fund, Inc.

=========== BlackRock Muni New York Intermediate Duration Fund, Inc. ===========

On June 22, 2020, BlackRock Muni New York Intermediate Duration Fund, Inc. (the
"Non-Surviving Fund") was merged into BlackRock New York Municipal
Opportunities Fund, a series of BlackRock Multi-State Municipal Series Trust
(Investment Company Act file no. 811-04375, CIK no. 0000774013) (the "Surviving
Fund"). The voting record of the Non-Surviving Fund can be found in the
Surviving Fund's Form N-PX filing, which was filed on August 27, 2020.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: August 27, 2020